Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000242902
Average Annual Return [Line Items]
Average Annual Return, Percent	19.01%	17.80%
Without Sales Load [Member] | C000242904
Average Annual Return [Line Items]
Average Annual Return, Percent	19.42%	18.17%
Without Sales Load [Member] | C000242903
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.83%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	21.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	21.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	21.96%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	22.42%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	22.42%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	22.42%